Shareholder Report, Holdings (Details)	Jul. 31, 2026
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Government National Mortgage Association [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.70%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal Home Loan Mortgage Corporation REMICs [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal National Mortgage Association REMICs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Fannie Mae Interest Strip [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Federal Home Loan Mortgage Corp. Strips [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
FolioBeyond Alternative Income and Interest Rate Hedge ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
FolioBeyond Enhanced Fixed Income Premium ETF | FolioBeyond Alternative Income and Interest Rate Hedge ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
FolioBeyond Enhanced Fixed Income Premium ETF | State Street SPDR Bloomberg Short Term High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
FolioBeyond Enhanced Fixed Income Premium ETF | iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
FolioBeyond Enhanced Fixed Income Premium ETF | Invesco Senior Loan ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
FolioBeyond Enhanced Fixed Income Premium ETF | iShares Mortgage Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
FolioBeyond Enhanced Fixed Income Premium ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
FolioBeyond Enhanced Fixed Income Premium ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.90%